UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10419

NorthQuest Capital Fund, Inc.

(Exact name of registrant as specified in charter)

16 Rimwood Lane

Colts Neck, NJ 07722

(Address of principal executive offices)

(Zip code)

Peter J. Lencki

16 Rimwood Lane

Colts Neck, NJ 07722

 (Name and address of agent for service)

Registrant's telephone number, including area code: (732) 842-3465

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	NorthQuest Capital Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 96.33%

Aircraft Engines & Engine Parts - 5.73%
1,500	United Technologies Corp.	$ 175,260

Computer & Office Equipment - 4.40%
700	International Business Machines Corp.	134,743

Electronic & Other Electrical Equipment (No Computer Equipment) - 5.02%
2,300	Emerson Electric Co.	153,640

In Vitro & In Vivo Diagnostic - 5.55%
1,400	IDEXX Laboratories, Inc. *	169,960

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 5.54%
4,000	Donaldson Co., Inc.	169,600

Miscellaneous Fabricated Metal - 8.60%
2,200	Parker-Hannifin Corp.	263,362

Miscellaneous Food Preparation - 3.52%
1,500	McCormick & Co., Inc.	107,610

National Commercial Banks - 3.50%
2,500	U.S. Bancorp	107,150

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.98%
630	PPG Industries, Inc.	121,880

Petroleum Refining - 9.06%
1,100	Chevron Corp.	130,801
1,500	Exxon Mobil Corp.	146,520
		277,321
Railroad Equipment - 5.06%
2,000	Westinghouse Air Brake Technologies Corp.	155,000

Railroads, Line-Haul Operating - 5.06%
825	Union Pacific Corp.	154,819

Services-Computer Processing & Data Preparation - 9.26%
5,000	Fiserv, Inc. *	283,450

Surgical & Medical Instruments - 12.41%
1,300	CR Bard, Inc.	192,374
2,300	Stryker Corp.	187,381
		379,755
Watches, Clocks, Clockwork Operated Devices/Parts - 4.57%
1,200	Fossil Group, Inc. *	139,884

Wholesale-Metals Service Center - 5.08%
2,200	Reliance Steel & Aluminum Co.	155,452

TOTAL FOR COMMON STOCKS (Cost $1,838,631) - 96.33%		$ 2,948,886

SHORT TERM INVESTMENTS - 5.28%
161,744	Huntington Conservative Deposit Account 0.05% ** (Cost $161,744)	161,744

TOTAL INVESTMENTS (Cost $2,000,375) - 101.61%		$ 3,110,630

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.61%)		(49,347)

NET ASSETS - 100.00%		$ 3,061,283

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2014.

NOTES TO FINANCIAL STATEMENTS
NorthQuest Capital Fund
1. SECURITY TRANSACTIONS
At March 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,000,375, amounted to $1,110,256, which consisted of aggregate gross unrealized appreciation of
$1,110,958 and aggregate gross unrealized depreciation of $702.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the –counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund’s “Fair Value Policy” that has been authorized by the Fund’s Board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

      Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

 Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,948,886	$0	$0	$2,948,886
Cash Equivalents	$161,744	$0	$0	$161,744
Total	$3,110,630	$0	$0	$3,110,630

The Fund did not hold any Level 3 assets during the 3 month period March 31, 2014. The Fund did not hold any derivative instruments at any time during the 3 month period ended March 31, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthQuest Capital Fund, Inc.

By /s/Peter J. Lencki

     Peter J. Lencki

     President and Chief Financial Officer

Date May 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Peter J. Lencki

     Peter J. Lencki

     President and Chief Financial Officer

Date May 7, 2014